Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue	$ 3,087	$ 3,862
Cost of goods sold	2,336	2,814
Gross profit	751	1,048
Licensing revenue	9	5
Operating expenses:
Promotion and selling	473	1,357
General and administrative	675	1,332
Operating Expenses	1,148	2,689
Loss from operations	(388)	(1,636)
Other income (expense), net	13	(11)
Loss before income taxes	(375)	(1,647)
Income tax expense, net	(24)	(25)
Net loss	$ (399)	$ (1,672)
Net loss per share - basic and diluted	$ (0.01)	$ (0.05)
Weighted average basic and diluted common shares outstanding	38,530,416	35,978,771